Stock Plan (Details) - Stock Plan [Member] - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Stock Plan (Details) [Line Items]
Shares reserved		1,961
Shares awarded under stock plan	98,857,857